SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Financial information relating to the reporting segments

Financial information relating to the Company’s segments is as follows (in thousands):

Three months ended June 30, 2013	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	La Preciosa	Other	Total
Sales of metals	$86,217	$49,236	$30,851	$34,903	$(161)	$3,479	$—	$—	$204,525
Productions costs applicable to sales	(55,218)	(32,815)	(30,154)	(23,054)	—	(1,683)	—	—	(142,924)
Depreciation and depletion	(35,557)	(4,941)	(13,261)	(2,324)	(113)	(1,220)	(2)	(235)	(57,653)

Gross profit	(4,558)	11,480	(12,564)	9,525	(274)	576	(2)	(235)	3,948
Exploration expense	3,189	27	563	512	603	—	690	1,190	6,774
Loss on impairment	—	—	—	—	86	—	—	—	86
Other operating expenses	—	—	134	34,177	861	—	—	12,873	48,045

OPERATING INCOME	(7,747)	11,453	(13,261)	(25,164)	(1,824)	576	(692)	(14,298)	(50,957)
Interest and other income, net	(428)	683	150	—	(177)	—	(11)	(16,990)	(16,773)
Interest expense, net	(4,190)	(14)	(95)	(5)	(1)	—	—	(6,625)	(10,930)
Fair value adjustments, net	61,066	—	6,350	—	—	—	—	(662)	66,754
Income tax expense	(17,282)	(4,506)	—	—	(117)	85	—	(1,314)	(23,134)

Net income	$31,419	$7,616	$(6,856)	$(25,169)	$(2,119)	$661	$(703)	$(39,889)	$(35,040)

Segment assets (A)	$1,860,240	$286,325	$485,215	$122,917	$6,757	$30,226	$409,458	$103,464	$3,304,602
Capital expenditures (B)	$9,166	$3,159	$7,406	$6,596	$10	$—	$735	$129	$27,201

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Three months ended June 30, 2012	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$136,365	$53,383	$21,124	$34,153	$4,149	$5,232	$—	$254,406
Productions costs applicable to sales	(62,538)	(22,773)	(16,106)	(20,751)	(7,102)	(2,553)	—	(131,823)
Depreciation and depletion	(42,748)	(4,070)	(9,719)	(2,060)	(704)	(1,592)	(131)	(61,024)

Gross profit	31,079	26,540	(4,701)	11,342	(3,657)	1,087	(131)	61,559
Exploration expense	1,624	(70)	274	1,135	2,763	—	579	6,305
Loss on impairment	—	—	—	—	4,813	—	—
Other operating expenses	—	25	16	692	81	—	8,053	8,867

OPERATING INCOME	29,455	26,585	(4,991)	9,515	(11,314)	1,087	(8,763)	41,574
Interest and other income, net	(4,720)	631	—	239	(494)	—	1,123	(3,221)
Interest expense	(5,672)	(36)	(901)	(7)	(1)	—	(940)	(7,557)
Fair value adjustments, net	14,105	—	2,187	—	—	—	(253)	16,039
Income tax benefit (expense)	(11,967)	(10,889)	—	—	(28)	—	(978)	(23,862)

Net income	$21,201	$16,291	$(3,705)	$9,747	$(11,837)	$1,087	$(9,811)	$22,973

Segment assets (A)	$1,954,084	$289,428	$518,611	$94,677	$13,070	$33,228	$16,654	$2,919,752
Capital expenditures (B)	$11,174	$7,800	$9,324	$2,946	$529	$—	$465	$32,238

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Six months ended June 30, 2013	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	La Preciosa	Other	Total
Sales of metals	$143,643	$82,377	$70,126	$74,377	$(662)	$6,461		$—	$376,322
Productions costs applicable to sales	(81,937)	(48,494)	(53,718)	(44,557)	—	(3,003)	—	1	(231,708)
Depreciation and depletion	(64,507)	(9,696)	(26,647)	(4,505)	(229)	(2,044)	(2)	(459)	(108,089)

Gross profit	(2,801)	24,187	(10,239)	25,315	(891)	1,414	(2)	(458)	36,525
Exploration expense	5,170	79	1,235	996	1,587	—	690	3,858	13,615
Loss on impairment	—	—	—	—	205	—	—	—	205
Other operating expenses	—	3,722	210	34,321	1,906	—	—	22,598	62,757

OPERATING INCOME	(7,971)	20,386	(11,684)	(10,002)	(4,589)	1,414	(692)	(26,914)	(40,052)
Interest and other income, net	1,514	1,288	281	57	746	—	(11)	(16,827)	(12,952)
Interest expense, net	(7,928)	(46)	(354)	(11)	—	—	—	(12,323)	(20,662)
Fair value adjustments, net	75,494	—	10,577	—	—	—	—	(1,521)	84,550
Income tax expense	(20,816)	(8,834)	(1)	—	(44)	84	—	(4,043)	(33,654)

Net income	$40,293	$12,794	$(1,181)	$(9,956)	$(3,887)	$1,498	$(703)	$(61,628)	$(22,770)

Segment assets (A)	$1,860,240	$286,325	$485,215	$122,917	$6,757	$30,226	$409,458	$103,464	$3,304,602
Capital expenditures (B)	$14,480	$3,616	$10,736	$9,894	$10	$—	$735	$557	$40,028

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Six months ended June 30, 2012	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$260,087	$94,759	$31,500	$52,911	$7,767	$11,946	$—	$458,970
Productions costs applicable to sales	(108,397)	(36,381)	(33,197)	(30,317)	(10,795)	(5,290)	—	(224,377)
Depreciation and depletion	(80,517)	(8,289)	(16,324)	(3,702)	(1,300)	(3,236)	(248)	(113,616)

Gross profit	71,173	50,089	(18,021)	18,892	(4,328)	3,420	(248)	120,977
Exploration expense	2,945	—	496	1,844	6,174	—	1,413	12,872
Loss on impairment	—	—	—	—	4,813	—	—	4,813
Other operating expenses	—	30	35	2,033	279	—	15,154	17,531

OPERATING INCOME	68,228	50,059	(18,552)	15,015	(15,594)	3,420	(16,815)	85,761
Interest and other income, net	(139)	726	—	288	(570)	—	1,481	1,786
Interest expense, net	(10,481)	(36)	(1,793)	(15)	(1)	—	(1,901)	(14,227)
Fair value adjustments, net	(11,505)	—	1,636	—	—	—	2,795	(7,074)
Income tax expense	(15,511)	(18,578)	—	—	(239)	—	(4,970)	(39,298)

Net income	$30,592	$32,171	$(18,709)	$15,288	$(16,404)	$3,420	$(19,410)	$26,948

Segment assets (A)	$1,954,084	$289,428	$518,611	$94,677	$13,070	$33,228	$16,654	$2,919,752
Capital expenditures (B)	$18,344	$18,007	$20,202	$5,585	$1,188	$—	$559	$63,885

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Financial information relating to the Company’s segments is as follows (in thousands):

Year ended December 31, 2012	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$442,098	$178,005	$110,987	$132,392	$13,162	$18,848	$—	$895,492
Productions costs applicable to sales	(197,478)	(71,428)	(87,089)	(74,256)	(17,682)	(8,824)	—	(456,757)
Depreciation and depletion	(146,595)	(16,709)	(41,645)	(8,065)	(692)	(4,591)	(560)	(218,857)

Gross profit (loss)	98,025	89,868	(17,747)	50,071	(5,212)	5,433	(560)	219,878
Exploration expense	7,575	159	3,283	3,591	8,648	—	3,014	26,270
Loss on impairment	—	—	—	—	5,825	—	—	5,825
Other operating expenses	11	80	74	1,401	2,108	—	30,564	34,238

OPERATING INCOME (LOSS)	90,439	89,629	(21,104)	45,079	(21,793)	5,433	(34,138)	153,545
Interest and other income, net	4,017	9,719	(77)	358	(1,153)	—	1,572	14,436
Interest expense, net	(18,938)	(72)	(2,972)	(26)	(3)	—	(4,158)	(26,169)
Loss on debt extinguishment	—	—	(1,036)	—	—	—	—	(1,036)
Fair value adjustments, net	(31,054)	—	4,089	—	—	—	3,478	(23,487)
Income tax expense	(18,066)	(44,632)	—	—	976	409	(7,299)	(68,612)

Net income (loss)	$26,398	$54,644	$(21,100)	$45,411	$(21,973)	$5,842	$(40,545)	$48,677

Segment assets (A)	$1,905,269	$302,922	$508,658	$104,373	$9,813	$31,479	$111,542	$2,974,056
Capital expenditures (B)	$38,456	$25,672	$36,994	$11,794	$1,193	$—	$1,532	$115,641

Year ended December 31, 2011	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$513,097	$267,502	$151,186	$57,331	$13,347	$18,737	$—	$1,021,200
Productions costs applicable to sales	(186,201)	(79,679)	(101,672)	(28,257)	(15,513)	(8,634)	—	(419,956)
Depreciation and depletion	(159,264)	(22,410)	(35,839)	(2,824)	(556)	(3,148)	(459)	(224,500)

Gross profit (loss)	167,632	165,413	13,675	26,250	(2,722)	6,955	(459)	376,744
Exploration expense	6,863	248	1,102	1,989	6,367	—	2,559	19,128
Other operating expenses	949	342	317	19,931	156	(1)	29,126	50,820

OPERATING INCOME (LOSS)	159,820	164,823	12,256	4,330	(9,245)	6,956	(32,144)	306,796
Interest and other income, net	(9,099)	156	4	57	(544)	—	2,816	(6,610)
Interest expense, net	(23,453)	(45)	(4,889)	(21)	(458)	—	(5,908)	(34,774)
Loss on debt extinguishment	—	—	—	—	—	—	(5,526)	(5,526)
Fair value adjustments, net	(40,046)	—	(8,438)	—	—	—	(3,566)	(52,050)
Income tax expense	(28,023)	(59,867)	(31)	—	(1,219)	—	(25,197)	(114,337)

Net income (loss)	$59,199	$105,067	$(1,098)	$4,366	$(11,466)	$6,956	$(69,525)	$93,499

Segment assets (A)	$2,029,769	$276,423	$507,891	$76,852	$19,717	$35,686	$16,792	$2,963,130
Capital expenditures (B)	$36,976	$17,731	$34,013	$27,217	$3,426	$—	$625	$119,988

(A)	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
(B)	Balance represents cash flow amounts

Year ended December 31, 2010	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$230,024	$142,989	$23,628	$54,323	$53,875	$10,618	$—	$515,457
Productions costs applicable to sales	(127,658)	(60,023)	(14,043)	(24,760)	(27,040)	(4,112)	—	(257,636)
Depreciation and depletion	(91,505)	(19,650)	(17,487)	(1,890)	(8,525)	(1,989)	(573)	(141,619)

Gross profit (loss)	10,861	63,316	(7,902)	27,673	18,310	4,517	(573)	116,202
Exploration expense	4,658	9	659	190	5,791	—	2,942	14,249
Other operating expenses	352	—	170	1,544	—	—	24,987	27,053

OPERATING INCOME (LOSS)	5,851	63,307	(8,731)	25,939	12,519	4,517	(28,502)	74,900
Interest and other income, net	914	(373)	(26)	681	(3,974)	—	3,549	771
Interest expense, net	(21,567)	(325)	(1,591)	—	(90)	—	(7,369)	(30,942)
Loss on debt extinguishment	—	—	—	—	—	—	(20,300)	(20,300)
Fair value adjustments, net	(98,707)	—	(13,783)	—	—	—	(4,604)	(117,094)
Income tax expense	16,901	(21,655)	(8)	—	(8,523)	—	22,766	9,481

Income (loss) from continuing operations	(96,608)	40,954	(24,139)	26,620	(68)	4,517	(34,460)	$(83,184)
Loss from discontinued operations	—	—	—	—	—	—	(6,029)	$(6,029)
Loss on sale of net assets of discontinued operations	—	—	—	—	—	—	(2,095)	$(2,095)

Net income (loss)	$(96,608)	$40,954	$(24,139)	$26,620	$(68)	$4,517	$(42,584)	$(91,308)

Segment assets (A)	$2,119,367	$260,653	$512,401	$29,734	$21,290	$39,530	$17,414	$3,000,389
Capital expenditures (B)	$54,226	$6,159	$92,730	$2,349	$100	$—	$430	$155,994

(A)	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
(B)	Balance represents cash flow amounts

Consolidated Assets

	June 30, 2013	December 31, 2012
Assets
Total assets for reportable segments	$3,304,602	$2,974,056
Cash and cash equivalents	249,531	125,440
Short term investments	—	999
Other assets	112,583	120,906

Total consolidated assets	$3,666,716	$3,221,401

	2012	2011	2010
Assets
Total assets for reportable segments	$2,974,056	$2,963,130	$3,000,389
Cash and cash equivalents	125,440	175,012	66,118
Short term investments	999	20,254	—
Other assets	120,906	106,045	91,020

Total consolidated assets	$3,221,401	$3,264,441	$3,157,527

Long Lived Assets by Country

	June 30, 2013	December 31, 2012
Long Lived Assets:
United States	$503,105	$514,687
Australia	27,364	29,408
Argentina	94,964	95,134
Bolivia	235,781	240,905
Mexico	2,156,808	1,795,677

Total	$3,018,022	$2,675,811

	As of December 31,
	2012	2011	2010
Long Lived Assets:
United States	$608,051	$515,096	$488,104
Australia	29,408	33,999	37,147
Chile	65	65	14
Argentina	1,705	5,213	1,882
Bolivia	240,905	230,956	234,306
Mexico	1,795,677	1,903,374	2,028,864

Total	$2,675,811	$2,688,703	$2,790,317

Revenue by Country

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues:
United States	$65,754	$55,277	$144,502	$84,411
Mexico	86,217	136,365	143,643	260,087
Bolivia	49,236	53,383	82,377	94,759
Australia	3,479	5,232	6,462	11,946
Argentina	(161)	4,149	(662)	7,767

Total	$204,525	$254,406	$376,322	$458,970

	Twelve months ended December 31,
	2012	2011	2010
Revenues:
United States	$243,379	$208,517	$77,951
Mexico	442,098	513,097	230,025
Bolivia	178,005	267,502	142,988
Australia	18,848	18,737	10,618
Argentina	13,162	13,347	53,875

Total	$895,492	$1,021,200	$515,457